Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 14,977	$ 13,387	$ 12,999
Income from Equity Investments (Note 11)	1,054	898	1,019
Impairment of equity investment (Notes 7 and 11)	(3,048)	0	0
Operating and Other Expenses
Plant operating costs and other	4,932	4,098	3,878
Commodity purchases resold	534	87	0
Property taxes	848	774	727
Depreciation and amortization	2,584	2,522	2,590
Goodwill and asset impairment charges and other (Notes 6 and 14)	453	2,775	0
Total operating and other expenses	9,351	10,256	7,195
Net Gain/(Loss) on Sale of Assets (Note 30)	0	30	(50)
Financial Charges
Interest expense (Note 20)	2,588	2,360	2,228
Allowance for funds used during construction	(369)	(267)	(349)
Foreign exchange losses on loan receivable from affiliate (Note 12)	185	(10)	(28)
Interest income and other	(146)	(190)	(185)
Total financial charges	2,258	1,893	1,666
Income before Income Taxes	1,374	2,166	5,107
Income Tax Expense (Note 19)
Current	415	305	252
Deferred	174	(185)	(58)
Income Tax Expense	589	120	194
Net Income	785	2,046	4,913
Net income attributable to non-controlling interests (Note 23)	37	91	297
Net Income Attributable to Controlling Interests	748	1,955	4,616
Preferred share dividends	107	140	159
Net Income Attributable to Common Shares	$ 641	$ 1,815	$ 4,457
Net Income per Common Share (Note 24)
Basic (in dollars per share)	$ 0.64	$ 1.87	$ 4.74
Diluted (in dollars per share)	0.64	1.86	4.74
Dividends Declared per Common Share (in dollars per share)	$ 3.60	$ 3.48	$ 3.24
Weighted Average Number of Common Shares (millions) (Note 24)
Basic (in shares)	995	973	940
Diluted (in shares)	996	974	940
Canadian Natural Gas Pipelines
Revenues	$ 4,764	$ 4,519	$ 4,469
U.S. Natural Gas Pipelines
Revenues	5,933	5,233	5,031
Mexico Natural Gas Pipelines
Revenues	688	605	716
Liquids Pipelines
Revenues	2,668	2,306	2,371
Power and Energy Solutions
Revenues	$ 924	$ 724	$ 412